Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	11,363,636
Proposed Maximum Offering Price per Unit	1.65
Maximum Aggregate Offering Price	$ 18,749,999.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,589.37
Offering Note	(1) Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions. (2) Amount registered consists of up to 11,363,636 shares of the registrant's common stock, par value $0.0001 per share, that may be offered and sold from time to time by the selling securityholder. (3) Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq on April 15, 2026.